SCHEDULE OF OTHER INCOME (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Other Income and Expenses [Abstract]
Government grant			$ 216,000
Sundry income	22,127	172,832
Total	$ 22,127	$ 172,832	$ 216,000